May 3, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference: USAA Mutual Funds Trust

1933 Act File No. 033-65572

1940 Act File No. 811-7852

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses for the USAA Extended Market Index Fund, USAA 500 Index Fund, USAA Nasdaq- 100 Index Fund, USAA Global Managed Volatility Fund, USAA Ultra Short-Term Bond Fund, USAA Target Retirement Income Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, USAA Target Retirement 2050 Fund, USAA Target Retirement 2060 Fund, and all relevant share classes and Statements of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 192 to the registrant's Registration Statement filed on April 29, 2022, and the text of the Post-Effective Amendment No. 192 to the registrant's Registration Statement has been filed electronically.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at cdyer@vcm.com or (216) 898-2411.

Sincerely,

Christopher K. Dyer

President

USAA Mutual Funds Trust